Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 17, 2015	Feb. 29, 2016	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Feb. 28, 2016	Dec. 31, 2014
Accounting Policies [Abstract]
Deferred offering costs					$ 2,744		$ 0
Payment of offering costs				$ 3,971
Number of common shares issued on conversion of convertible preferred stock		9,699,600
Warrants to Purchase Convertible Preferred Stock [Member]
Accounting Policies [Abstract]
Number of warrants to purchase						14,800
Series A Preferred Stock [Member]
Accounting Policies [Abstract]
Dividends percentage	8.00%		8.00%		8.00%
Computer Equipment [Member]
Accounting Policies [Abstract]
Estimated useful life					3 years
Laboratory Equipment [Member]
Accounting Policies [Abstract]
Estimated useful life					5 years
Office Equipment [Member]
Accounting Policies [Abstract]
Estimated useful life					5 years
Furniture and Fixtures [Member]
Accounting Policies [Abstract]
Estimated useful life					5 years
Leasehold Improvements [Member]
Accounting Policies [Abstract]
Estimated useful life					5 years